TYPE:	13F-HR
PERIOD	12/31/2008
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     1029 17875.0000 SH     Sole               17875.0000
Aeropostale Inc                COM              007865108      204 12650.0000 SH     Sole               12650.0000
Allstate Corp                  COM              020002101     1117 34100.0000 SH     Sole               34100.0000
Altria Group Inc               COM              02209S103      750 49800.0000 SH     Sole               49800.0000
Apple Computer Inc             COM              037833100      388 4546.0000 SH      Sole                4546.0000
Avon Products Inc              COM              054303102      554 23050.0000 SH     Sole               23050.0000
Bank of America Corp           COM              060505104     1010 71757.0000 SH     Sole               71707.0000           50.0000
Beckman Coulter Inc            COM              075811109      870 19800.0000 SH     Sole               19800.0000
Berkshire Hthwy Cl A           COM              084670108     4250  44.0000 SH       Sole                  44.0000
Berkshire Hthwy Cl B           COM              084670207     6661 2072.5000 SH      Sole                1923.5000          149.0000
Boulder Total Return Fund      COM              101541100      989 100262.0000 SH    Sole               94803.0000         5459.0000
Burlington Northern Santa Fe   COM              12189T104      271 3582.0000 SH      Sole                3582.0000
Canadian Natural Resources     COM              136385101      760 19000.0000 SH     Sole               18800.0000          200.0000
Caterpillar Inc                COM              149123101      659 14750.0000 SH     Sole               14750.0000
Charles Schwab Corp Com        COM              808513105      238 14740.0000 SH     Sole               14620.0000          120.0000
Cisco Systems Inc Com          COM              17275R102      238 14607.0000 SH     Sole               14607.0000
Coca Cola Co Com               COM              191216100      813 17959.0000 SH     Sole               17789.0000          170.0000
ConocoPhillips                 COM              20825C104      618 11937.0000 SH     Sole               11897.0000           40.0000
Consolidated Edison Inc        COM              209115104      494 12700.0000 SH     Sole               12700.0000
Costco Wholesale Corp          COM              22160K105      389 7415.0000 SH      Sole                7215.0000          200.0000
Dell Inc                       COM              24702R101      700 68385.0000 SH     Sole               67585.0000          800.0000
Diageo PLC Spn ADR             COM              25243Q205      233 4105.0000 SH      Sole                4105.0000
Diamonds Trust Series I        COM              252787106      373 4263.0000 SH      Sole                4013.0000          250.0000
Disney Walt Co Com             COM              254687106      493 21738.0000 SH     Sole               21738.0000
Dow Chemical                   COM              260543103      489 32395.0000 SH     Sole               32350.0000           45.0000
EMC Corp Mass Com              COM              268648102      105 10025.0000 SH     Sole               10025.0000
Eaton Corp                     COM              278058102      516 10390.0000 SH     Sole               10390.0000
Electronic Arts Inc            COM              285512109      334 20850.0000 SH     Sole               20850.0000
Emerson Electric Company       COM              291011104      258 7050.0000 SH      Sole                6950.0000          100.0000
Exxon Mobil Corporation        COM              30231G102     1016 12733.0000 SH     Sole               12658.0000           75.0000
FedEx Corp                     COM              31428X106      725 11305.0000 SH     Sole               11305.0000
FirstFlight Inc                COM              32025R104       20 500100.0000 SH    Sole              500100.0000
Forest City Enterprises Cl A   COM              345550107      105 15724.0000 SH     Sole               15724.0000
Freeport-McMoran Cop & Gold In COM              35671D857      727 29755.0000 SH     Sole               29700.0000           55.0000
General Elec Co Com            COM              369604103      201 12422.0000 SH     Sole               12111.0000          311.0000
Google Inc Cl A                COM              38259P508      337 1095.0000 SH      Sole                1095.0000
Harley-Davidson Inc            COM              412822108      488 28750.0000 SH     Sole               28750.0000
Hewlett-Packard Co             COM              428236103      270 7443.0000 SH      Sole                7443.0000
IMS Health Inc                 COM              449934108      634 41800.0000 SH     Sole               41800.0000
Intel Corp Com                 COM              458140100      865 58974.0000 SH     Sole               58774.0000          200.0000
Intl Business Machines Corp    COM              459200101      525 6233.0000 SH      Sole                6133.0000          100.0000
Janus Capital Group Inc        COM              47102X105      347 43250.0000 SH     Sole               43250.0000
Johnson & Johnson Com          COM              478160104     1143 19109.5250 SH     Sole               19009.5250          100.0000
KBR Inc                        COM              48242W106      448 29465.0000 SH     Sole               29165.0000          300.0000
Kraft Foods Inc A              COM              50075N104      855 31850.0000 SH     Sole               31650.0000          200.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      218 3380.0000 SH      Sole                3255.0000          125.0000
Leucadia Natl Corp Com         COM              527288104     1429 72155.0000 SH     Sole               71055.0000         1100.0000
Lockheed Martin Corp Com       COM              539830109     1342 15965.0000 SH     Sole               15965.0000
McDonald's Corporation         COM              580135101      321 5165.0000 SH      Sole                5165.0000
McGraw-Hill Companies Inc      COM              580645109      634 27326.0000 SH     Sole               27326.0000
Medtronic Inc Com              COM              585055106      718 22840.0000 SH     Sole               22840.0000
Microsoft Corp Com             COM              594918104      792 40757.0000 SH     Sole               40607.0000          150.0000
Mohawk Industries Inc          COM              608190104     1457 33900.0000 SH     Sole               33900.0000
Nike Inc Cl B                  COM              654106103      549 10770.0000 SH     Sole               10645.0000          125.0000
Paccar Inc                     COM              693718108      730 25525.0000 SH     Sole               25525.0000
Pepsico Inc                    COM              713448108      948 17300.0000 SH     Sole               17300.0000
Pfizer Inc Com                 COM              717081103     1114 62917.9325 SH     Sole               62586.9325          331.0000
PowerShares DB Commodity Ind   COM              73935S105      428 20190.0000 SH     Sole               19990.0000          200.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      368 12376.0000 SH     Sole               11751.0000          625.0000
Procter & Gamble Co Com        COM              742718109      486 7857.0000 SH      Sole                7777.0000           80.0000
Progressive Corp               COM              743315103      661 44650.0000 SH     Sole               44650.0000
Research In Motion             COM              760975102      496 12225.0000 SH     Sole               12225.0000
Ross Stores Inc                COM              778296103      733 24650.0000 SH     Sole               24650.0000
SPDR Trust Series 1            COM              78462F103      283 3133.0000 SH      Sole                2788.0000          345.0000
Shaw Communications Inc B      COM              82028K200      240 13600.0000 SH     Sole               13600.0000
Splinternet Holdings Inc.      COM              84863A107        3 15600.0000 SH     Sole               15600.0000
Staples Corp                   COM              855030102      297 16600.0000 SH     Sole               16600.0000
Starbucks Corp                 COM              855244109      476 50300.0000 SH     Sole               50300.0000
Target Corp                    COM              87612E106     1043 30193.0000 SH     Sole               29493.0000          700.0000
Texas Instruments Inc          COM              882508104     1037 66835.0000 SH     Sole               66835.0000
Tiffany & Co New Com           COM              886547108      639 27050.0000 SH     Sole               27050.0000
Tyco International Ltd         COM              9143X2082      434 20100.0000 SH     Sole               20000.0000          100.0000
USG Corp                       COM              903293405      296 36800.0000 SH     Sole               36000.0000          800.0000
Verizon Communications Inc     COM              92343V104      898 26478.0000 SH     Sole               26478.0000
Wal Mart Stores Inc Com        COM              931142103      898 16025.0000 SH     Sole               15875.0000          150.0000
Waters Corporations            COM              941848103      368 10050.0000 SH     Sole               10050.0000
Wells Fargo & Co New Com       COM              949746101      324 10980.0000 SH     Sole               10830.0000          150.0000
iShares MSCI EAFE Index Fund   COM              464287465      277 6165.0000 SH      Sole                5890.0000          275.0000
iShares MSCI Emerging Mkt      COM              464287234      541 21650.0000 SH     Sole               21650.0000
iShares MSCI Japan Index Fd    COM              464286848      508 53000.0000 SH     Sole               53000.0000
iShares MSCI South Korea Ind   COM              464286772      220 7860.0000 SH      Sole                7500.0000          360.0000
iShares S&P 500/Barra Growth   COM              464287309      205 4565.0000 SH      Sole                4565.0000
iShares S&P Pref Stk Indx Fn   COM              464288867      808 27650.0000 SH     Sole               27650.0000
Blackrock Debt Strategies Fd   COM              09255R103      139 54705.000 SH      Sole                54705.000
Blackrock MuniHldgs Insd II    COM              09254C107     1159 122800.000 SH     Sole               122800.000
Franklin Templeton Ltd Dur     COM              35472T101      127 15000.000 SH      Sole                15000.000
Nuveen Floating Rate Income Fu COM              67072T108      961 159084.000 SH     Sole               159084.000
iShares IBOXX H/Y Corp Bond    COM              464288513     1984 26100.000 SH      Sole                26100.000
iShares IBOXX Inv Gr Corp Bd   COM              464287242     6735 66260.000 SH      Sole                66205.000            55.000
iShares Lehman Treas Infl Prot COM              464287176      794 8000.000 SH       Sole                 8000.000